Revenue from Foreign Exchange and Other Trading Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	$ 848		$ 886		$ 1,036
Foreign Exchange
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	761		787		850
Fixed income
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	65		80		242
Credit derivatives
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	(3)	[1]	(7)	[1]	(84)	[1]
Other Trading
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	$ 25		$ 26		$ 28

[1]	Used as economic hedges of loans.